Other intangible assets (Details 2) $ in Thousands	Mar. 31, 2015 USD ($)
Other Intangible Assets Details 2
2016	$ 294
2017	294
2018	294
2019	294
2020	294
Thereafter	2,649
Total	$ 4,119